Goodwill and Other Intangible Assets - Schedule of Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Goodwill, Gross Carrying Amount	$ 139,304
Goodwill, Net Carrying Amount	139,304
Gross Carrying Amount	167,283	10,679
Accumulated Amortization	(4,720)	(4,185)
Net Carrying Amount	162,563	6,494
Finite-Lived Intangible Assets, Net Carrying Amount	5,959
Trade names [Member]
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	27,979	10,679
Accumulated Amortization	(4,720)	(4,185)
Finite-Lived Intangible Assets, Net Carrying Amount	$ 23,259	$ 6,494